UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Bank of Ireland Asset Management .
Address: 	26 Fitzwilliam Place
         		Dublin 2
         		Ireland
13F File Number:  28-06734
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Keith Walsh
Title:  Senior Compliance Manager
Phone:    	011 353 1 6616433
Signature, Place, and Date of Signing:
    Keith Walsh    Dublin, Ireland    January 28, 2002
Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total:   	52
Form 13F Information Table Value Total:   	$5,682,082
List of Other Included Managers:
 No.  13F File Number     Name

 None

NAME OF ISSUER          TITLE OF CLASS     CUSIP   VALUE     SHARES/   SH/PRN  PUT/CALL INVESTMENT   OTHER    VOTING AUTHORITY
                                                   (x$000)   PRN AMT                    DISCRETION   MANAGERS   SOLE  SHARED NONE
Datalex Plc             ADR             23803V102      2501     1725054   SH                SOLE               1725054
Riverdeep Group Plc     ADR             76870Q109       578       34419   SH                SOLE                 34419
Trinity Biotech Plc     Sponsored ADR   896438108       542      356557   SH                SOLE                356557
Trintech Group Plc      Sponsored ADR   896682101       220      125051   SH                SOLE                125051
Elan Plc                ADR             284131208     12961      285351   SH                SOLE                285351
Iona Technologies Plc   Sponsored ADR   46206P109     20200      984164   SH                SOLE                984164
ICON Pub Ltd Co         Sponsored ADR   45103T107      4449      147992   SH                SOLE                147992
Pohang Iron & Stl Ltd   Sponsored ADR   730450103    116354     5058883   SH                SOLE               5058883
PPG Inds Inc            Com             693506107    131794     2548463   SH                SOLE               2548463
Dover Corp              Com             260003108    240020     6473905   SH                SOLE               6473905
Exxon Mobil Corp        Com             30231G102       432       10992   SH                SOLE                 10992
Coca Cola Co            Com             191216100       260        5523   SH                SOLE                  5523
Sysco Corp              Com             871829107    246229     9389110   SH                SOLE               9389110
Wal Mart Stores Inc     Com             931142103       578       10029   SH                SOLE                 10029
Johnson & Johnson       Com             478160104    456936     7737460   SH                SOLE               7737460
Tyco Intl Ltd New       Com             902124106    219732     3729326   SH                SOLE               3729326
American Intl Group Inc Com             026874107       340        4281   SH                SOLE                  4281
Analog Devices Inc      Com             032654105     97858     2205261   SH                SOLE               2205261
Aol Time Warner Inc     Com             00184A105       235        7304   SH                SOLE                  7304
Becton Dickinson & Co   Com             075887109    130166     3924807   SH                SOLE               3924807
Verizon Communications  Com             92343V104     44277      932938   SH                SOLE                932938
Bristol Myers Squibb Co Com             110122108       232        4540   SH                SOLE                  4540
J P Morgan Chase & Co   Com             46625H100    199292     5482579   SH                SOLE               5482579
Cisco Sys Inc           Com             17275R102     24217     1336862   SH                SOLE               1336862
Citigroup Inc           Com             172967101    129512     2565620   SH                SOLE               2565620
Donnelley R R & Sons Co Com             257867101    123915     4170112   SH                SOLE               4170112
Engelhard Corp          Com             292845104     81650     2949248   SH                SOLE               2949248
Fastenal Co             Com             311900104     59488      895433   SH                SOLE                895433
Federal Natl Mtg Assn   Com             313586109    336148     4236274   SH                SOLE               4236274
Gannett Inc             Com             364730101    450944     6708985   SH                SOLE               6708985
General Dynamics Corp   Com             369550108    147229     1848797   SH                SOLE               1848797
General Elec Co         Com             369604103       674       16814   SH                SOLE                 16814
Home Depot Inc          Com             437076102     90462     1773589   SH                SOLE               1773589
Illinois Tool Wks Inc   Com             452308109    204352     3017822   SH                SOLE               3017822
Intel Corp              Com             458140100       357       11344   SH                SOLE                 11344
International Business MCom             459200101    269162     2225308   SH                SOLE               2225308
Johnson Ctls Inc        Com             478366107    148820     1842855   SH                SOLE               1842855
Leggett & Platt Inc     Com             524660107     96936     4219188   SH                SOLE               4219188
MBIA Inc                Com             55262C100    142549     2658016   SH                SOLE               2658016
Masco Corp              Com             574599106    141509     5771156   SH                SOLE               5771156
Merck & Co Inc          Com             589331107       228        3883   SH                SOLE                  3883
Microsoft Corp          Com             594918104    227071     3427230   SH                SOLE               3427230
Wells Fargo & Co New    Com             949746101    192307     4427966   SH                SOLE               4427966
Pfizer Inc              Com             717081103    125265     3143422   SH                SOLE               3143422
Philip Morris Cos Inc   Com             718154107    420313     9172141   SH                SOLE               9172141
Sherwin Williams Co     Com             824348106    128678     4674088   SH                SOLE               4674088
SBC Communications Inc  Com             78387G103       211        5394   SH                SOLE                  5394
SPDR TR                 Unit Ser 1      78462F103       585        5100   SH                SOLE                  5100
Tellabs Inc             Com             879664100     48574     3248011   SH                SOLE               3248011
Jones Apparel Group Inc Com             480074103     60080     1807177   SH                SOLE               1807177
Solectron Corp          Com             834182107     81242     7208706   SH                SOLE               7208706
Teleflex Inc            Com             879369106     23418      494941   SH                SOLE                494941